Interests in entities - Text Details (Detail) - EUR (€) € in Millions		12 Months Ended
		Dec. 31, 2019		Dec. 31, 2018		Dec. 31, 2017
Interests in entities - Text Details (Detail) [Line Items]
Number of consolidated subsidiaries not wholly owned		6
Revenue		€ 19,482	[1]	€ 18,121	[2]	€ 17,780
Profit (loss)	[3],[5]	1,173	[4]	1,097	[4]	€ 1,870
Philips Medical Capital LLC [Member]
Interests in entities - Text Details (Detail) [Line Items]
Stake in unconsolidated structured entity		25		24
Associates [member]
Interests in entities - Text Details (Detail) [Line Items]
Net cash outflow for acquisitions		1
Subsidiaries with material non-controlling interests [member]
Interests in entities - Text Details (Detail) [Line Items]
Revenue		581		627
Profit (loss)		€ 9		€ 27
Consolidated structured entities [member]
Interests in entities - Text Details (Detail) [Line Items]
Materiality threshold on group sales, income from operations or net income		5.00%

[1]	Represents revenue from external customers as required by IFRS 8 Operating Segments.
[2]	Represents revenue from external customers as required by IFRS 8 Operating Segments.
[3]	Non-IFRS financial measure. For the definition and reconciliation of the most directly comparable IFRS measure, refer to Reconciliation of non-IFRS information.
[4]	Shareholders in this table refers to shareholders of Koninklijke Philips N.V.
[5]	The accompanying notes are an integral part of these consolidated financial statements. For a number of reasons, principally the effects of translation differences and consolidation changes, certain items in the statements of cash flows do not correspond to the differences between the balance sheet amounts for the respective items